Income Taxes - Reconciliation of Tax Rates (Details)	12 Months Ended
	May 31, 2024	May 31, 2023
Effective Income Tax Rate Reconciliation Percent
Statutory federal income tax rate	21.00%	21.00%
Derivative loss	(0.10%)	(2.30%)
Non-deductible debt issuance costs	(7.10%)	(2.60%)
Non-deductible interest on convertible notes	(2.00%)	(1.20%)
Non-deductible loss on induced conversion	(2.80%)	(1.40%)
Non-deductible debt discount amortization	(0.50%)	(0.60%)
Stock Compensation	(7.20%)	0.00%
Other	(1.20%)	0.80%
Valuation allowance	(0.10%)	(13.70%)
Effective income tax rate	0.00%	0.00%